DEBT - Term loan (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 17, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 17, 2021
Warren Kanders
Schedule Of Debt [Line Item]
Compensation to related party		$ 1,000,000
Federal Funds Rate
Schedule Of Debt [Line Item]
Spread on variable interest rate			0.50%
Original Term Loan Agreement | Term loan
Schedule Of Debt [Line Item]
Face amount				$ 279,000,000
Debt discount			$ 4,185,000
Prepayment penalty in year one (in percent)			2.00%
Prepayment penalty in year two (in percent)			1.00%
Quarterly principal payments to be made			$ 730,000
Original Term Loan Agreement | Term loan | LIBOR
Schedule Of Debt [Line Item]
Spread on variable interest rate			7.25%
Percentage of higher in LIBOR rate			1.00%
Original Term Loan Agreement | Term loan | Federal Funds Rate
Schedule Of Debt [Line Item]
Spread on variable interest rate			6.25%
Term Loan Agreement | Term loan
Schedule Of Debt [Line Item]
Face amount	$ 225,000,000
Debt discount	10,126,000		$ 10,126,000
Quarterly principal payments to be made			563,000
Original issue discount	5,063,000
Fees paid to lender	5,063,000
Debt extinguishment related to the write-off of unamortized debt discount and debt issuance costs			$ 200,000
Delayed Draw Maximum Amount					$ 30,000,000
Percentage of fee incurred for Delayed Draw amounts			1.00%
Maximum request amount for delayed draws if completely drawn			$ 40,000,000
Maximum unused portion for delayed draws if completely drawn			20,000,000
Minimum incremental increase in amount for delayed draws if completely drawn			1,000,000
Minimum incremental increase in integral multiples for delayed draws			100,000
Prepayment amount in year one			$ 10,000,000
Prepayment premium in year one (in percent)			2.00%
Prepayment amount in year two			$ 10,000,000
Prepayment premium in year two (in percent)			1.00%
Percentage of principal amount of Delayed Draw Loans			0.25%
Threshold period for providing audited financial statements			90 days
Period of extension consented for providing audited financial statements				30 days
Outstanding principal balance			$ 224,438,000	$ 276,174,000
Interest rate (in percent)			7.50%	9.00%
Unamortized debt discount			$ 11,906,000	$ 3,387,000
Unamortized debt issuance costs			$ 1,099,000	$ 1,858,000
Term Loan Agreement | Term loan | LIBOR
Schedule Of Debt [Line Item]
Percentage of higher in LIBOR rate			1.00%
Term Loan Agreement | Term loan | LIBOR | Leverage Ratio of less than or equal to 5.00 to 1.00
Schedule Of Debt [Line Item]
Spread on variable interest rate			6.50%
Term Loan Agreement | Term loan | LIBOR | Leverage Ratio of greater than 5.00 to 1.00
Schedule Of Debt [Line Item]
Spread on variable interest rate			7.00%
Term Loan Agreement | Term loan | Federal Funds Rate
Schedule Of Debt [Line Item]
Compensation to related party	$ 1,000,000
Term Loan Agreement | Term loan | Base Rate | Leverage Ratio of less than or equal to 5.00 to 1.00
Schedule Of Debt [Line Item]
Spread on variable interest rate			5.50%
Term Loan Agreement | Term loan | Base Rate | Leverage Ratio of greater than 5.00 to 1.00
Schedule Of Debt [Line Item]
Spread on variable interest rate			6.00%